SUPPLEMENT DATED MARCH 30, 2020 TO
                           THE FOLLOWING PROSPECTUSES

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1938
                            DATED SEPTEMBER 20, 2019
               NDR Precious Metals & Miners Portfolio, Series 17
                              File No. 333-232812

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1943
                             DATED OCTOBER 3, 2019
               Convertible & Income Portfolio of Funds, Series 31
                              File No. 333-233486

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1945
                             DATED OCTOBER 8, 2019
                    Alternative Income Portfolio, Series 14
                              File No. 333-233514

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1949
                             DATED OCTOBER 25, 2019
             NDR Rising Rate Defensive Equity Portfolio, Series 13
                        Technology Portfolio, Series 26
                              File No. 333-233511

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1950
                             DATED OCTOBER 29, 2019
              Floating Rate & Dividend Growth Portfolio, Series 20
                              File No. 333-233487

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1951
                             DATED OCTOBER 3, 2019
               Flaherty & Crumrine Preferred Portfolio, Series 49
                              File No. 333-233882

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1953
                             DATED NOVEMBER 4, 2019
                New York Municipal Portfolio of CEFs, Series 33
               Senior Loan & Income Portfolio of CEFs, Series 37
                              File No. 333-233884

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1954
                            DATED NOVEMBER 15, 2019
                    US Capital Strength Portfolio, Series 19
                              File No. 333-233885

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1955
                            DATED NOVEMBER 15, 2019
                 European Capital Strength Portfolio, Series 19
                              File No. 333-233886

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1960
                            DATED NOVEMBER 27, 2019
                        Financials Portfolio, Series 14
                              File No. 333-233891

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1963
                             DATED DECEMBER 6, 2019
           Discount Opportunity Strategy Portfolio of CEFs, Series 17
                  Equity & Income Portfolio of CEFs, Series 47
                              File No. 333-234394

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1964
                             DATED DECEMBER 6, 2019
               Covered Call & Income Portfolio of CEFs, Series 44
                              File No. 333-234395

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1971
                            DATED DECEMBER 23, 2019
                  MLP/Midstream & Energy Portfolio, Series 27
                              File No. 333-234375

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1973
                             DATED JANUARY 2, 2020
                          Dow 10 Portfolio, Series 40
              International Dividend Strategy Portfolio, Series 46
                              File No. 333-235262

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1974
                             DATED JANUARY 6, 2020
                     Strategic Income Portfolio, Series 108
                              File No. 333-235263

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1975
                             DATED JANUARY 7, 2020
    Alerian Energy Infrastructure & MLP Capital Strength Portfolio, Series 9
                              File No. 333-235264

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1976
                             DATED JANUARY 13, 2020
                        Health Care Portfolio, Series 28
                         Utilities Portfolio, Series 31
                              File No. 333-235265

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1977
                             DATED JANUARY 21, 2020
                  SMid Dividend Strength Portfolio, Series 13
                 US High Dividend Strategy Portfolio, Series 35
                   US SMID High Dividend Portfolio, Series 35
                              File No. 333-235266

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1978
                             DATED JANUARY 23, 2020
        S&P Dividend Aristocrats Select 25 Strategy Portfolio, Series 18
                  US 50 Dividend Strategy Portfolio, Series 23
                              File No. 333-235267

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1979
                             DATED JANUARY 27, 2020
                  Balanced Income Builder Portfolio, Series 30
                              File No. 333-235268

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1981
                             DATED FEBRUARY 3, 2020
           Corporate High Yield & Income Portfolio of CEFs, Series 37
               Infrastructure & MLP Portfolio of CEFs, Series 41
                National Municipal Portfolio of CEFs, Series 45
                US Low Volatility Strategy Portfolio, Series 30
                              File No. 333-235838

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1982
                             DATED FEBRUARY 7, 2020
                   Multinational Titans Portfolio, Series 18
                           REIT Portfolio, Series 22
                              File No. 333-235839

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1983
                            DATED FEBRUARY 18, 2020
              Zacks Income Advantage Strategy Portfolio, Series 49
                              File No. 333-235840

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1984
                            DATED FEBRUARY 14, 2020
                Diversified Credit Portfolio of ETFs, Series 16
                              File No. 333-235841

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1985
                            DATED FEBRUARY 18, 2020
                      Dividend Growth Portfolio, Series 17
                              File No. 333-235842

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1986
                            DATED FEBRUARY 19, 2020
                Core Four 60/40 Retirement Portfolio, Series 10
                              File No. 333-235843

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1987
                            DATED FEBRUARY 19, 2020
               Dow Jones Sustainable Growth Portfolio, Series 10
                              File No. 333-235844

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1988
                            DATED FEBRUARY 20, 2020
                     Blue Chip Growth Portfolio, Series 25
            Emerging Markets Dividend Strategy Portfolio, Series 33
                              File No. 333-235845

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1989
                            DATED FEBRUARY 24, 2020
                       Total Income Portfolio, Series 20
                              File No. 333-235846

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1990
                            DATED FEBRUARY 26, 2020
                     Dividend Strength Portfolio, Series 37
                              File No. 333-235847

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1991
                            DATED FEBRUARY 28, 2020
                      Large-Cap Core Portfolio, Series 37
                              File No. 333-235848

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1992
                            DATED FEBRUARY 18, 2020
                             ML Top Picks for 2020
                              File No. 333-235937

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1993
                              DATED MARCH 5, 2020
               California Municipal Portfolio of CEFs, Series 32
               Diversified Dividend & Income Portfolio, Series 32
                              File No. 333-236133

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1994
                              DATED MARCH 9, 2020
        Income & Treasury Limited Duration Portfolio of Funds, Series 63
                              File No. 333-236134

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1995
                              DATED MARCH 9, 2020
                  Diversified Income Wave Portfolio, Series 76
                              File No. 333-236135

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1996
                              DATED MARCH 11, 2020
               UBS Opportunistic Equity Income: 2020-1, Series 20
                              File No. 333-236136

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1997
                              DATED MARCH 12, 2020
                    Kensho New Horizons Portfolio, Series 6
                              File No. 333-236137

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1998
                              DATED MARCH 16, 2020
              Dow Jones Value Dividend Focus Portfolio, Series 40
               Global 100 Dividend Strategy Portfolio, Series 22
                 Technological Innovation Portfolio, Series 15
                              File No. 333-236138

                   GUGGENHEIM DEFINED PORTFOLIOS, SERIES 1999
                              DATED MARCH 16, 2020
                       BDC Scorecard Portfolio, Series 19
                              File No. 333-236139


     Notwithstanding anything to the contrary in the Prospectus, bullet titled "Securities prices can be volatile" under "Investment Summary - Principal Risks" is hereby deleted and replaced with the following:

          o Securities prices can be volatile. The value of your investment may fall over time. Market value fluctuates in response to various factors. These can include stock market movements, purchases or sales of securities by the trust, government policies, litigation, and changes in interest rates, inflation, the financial condition of the securities' issuer or even perceptions of the issuer. Changes in legal, political, regulatory, tax and economic conditions may cause fluctuations in markets and securities prices, which could negatively impact the value of the trust. Additionally, event such war, terrorism, natural and environmental disasters and the spread of infectious illnesses or other public health emergencies may adversely affect the economy, various markets and issuers. Recently, the outbreak of a novel and highly contagious form of coronavirus ("COVID-19") has adversely impacted global commercial activity and contributed to significant volatility in certain markets. Many governments and businesses have instituted quarantines and closures, which has resulted in significant disruption in manufacturing, supply chains, consumer demand and economic activity. The potential impacts are increasingly uncertain, difficult to assess and impossible to predict, and may result in significant losses. Any adverse event could materially and negatively impact the value and performance of trust and the trust's ability to achieve its investment objectives. Units of the trust are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     Additionally, notwithstanding anything to the contrary in the Prospectus, risk titled "Market risk" under "Understanding Your Investment - Investment Risks" or "Understanding Your Investments - Investment Risks" is hereby deleted and replaced with the following:

          Market risk. Market risk is the risk that a particular security in the trust, the trust itself or securities in general may fall in value. Market value may be affected by a variety of factors including:

          o    General securities markets movements;

          o    Changes in the financial condition of an issuer or a sector;

          o    Changes in perceptions about an issuer or a sector;

          o    Interest rates and inflation;

          o    Governmental policies and litigation; and

          o    Purchases and sales of securities by the trust.

          Changes in legal, political, regulatory, tax and economic conditions may cause fluctuations in markets and securities prices, which could negatively impact the value of the trust. Additionally, event such war, terrorism, natural and environmental disasters and the spread of infectious illnesses or other public health emergencies may adversely affect the economy, various markets and issuers. Recently, the outbreak of a novel and highly contagious form of coronavirus ("COVID-19") has adversely impacted global commercial activity and contributed to significant volatility in certain markets. Many governments and businesses have instituted quarantines and closures, which has resulted in significant disruption in manufacturing, supply chains, consumer demand and economic activity. The potential impacts are increasingly uncertain, difficult to assess and impossible to predict, and may result in significant losses. Any adverse event could materially and negatively impact the value and performance of trust and the trust's ability to achieve its investment objectives.

          Even though we carefully supervise the portfolio, you should remember that we do not manage the portfolio. The trust will not sell a security solely because the market value falls as is possible in a managed fund.


                       Please keep for future reference.